Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES

NOTE 13 — LEASES

Operating lease right-of-use (“ROU”) asset and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU asset represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payments made and excludes lease incentives.

During the six months ended June 30, 2023, the Company has entered into a commercial operating lease with an independent third party for the use of an office in Hong Kong. The lease has an original term exceeding 1 year, but not more than 3 years with an option to renew a further term of 3 years. The operating lease is included in “Right-of-use asset” on the unaudited condensed consolidated balance sheet and represents the Company’s right to use the underlying asset during the lease term. The Company’s obligation to make lease payments are included in “Lease liabilities” on the unaudited condensed consolidated balance sheet.

Supplemental balance sheet information related to the operating lease was as follows:

June 30, 2023
Operating lease:
Right-of-use asset, net	$12,361,125

Lease liabilities:
Current lease liabilities	1,186,200
Non-current lease liabilities	11,227,185
Total lease liabilities	$12,413,385

Operating lease expense for the three and six months ended June 30, 2023 was $213,550 and $213,550, respectively. There was no operating lease for the three and six months ended June 30, 2022.

Other supplemental information about the Company’s operating lease as of June 30, 2023 are as follow:

Weighted average discount rate	6.58%
Weighted average remaining lease term (years)	5.92

Maturities of operating lease liabilities as of June 30, 2023 were as follows:

For the period ending June 30,	Operating lease
2024	$1,934,715
2025	1,934,715
2026	2,039,234
2027	3,188,945
2028	3,188,945
Thereafter	2,923,199
Total future minimum lease payments	15,209,753
Less: imputed interest	(2,796,368)
Present value of operating lease liabilities	$12,413,385